Income Taxes (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Dec. 22, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses				$ 2
Income tax rate				23.00%	23.00%	23.00%
Federal corporate tax rate				21.00%
Withholding tax applicable on interest payments				17.50%
Withholding tax applicable on dividend payments				12.50%
Tax rate reduced			25% to 23%
Net operating losses for tax purposes				$ 108
Tax effect of taxable temporary differences from undistributed profits not recorded				$ 32	$ 112
Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate				4.00%
Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate				11.50%
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		23%
Hadera Income Tax Rate Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced	1.5% to a rate of 25%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Withholding Applicable Tax Rate				5.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate				17.00%
Tax laws				Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.